STOCKBASED COMPENSATION (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
STOCK-BASED COMPENSATION
Restricted stock awards, unvested, begining	132,000,000	666,659	3,544,447
Restricted stock awards, granted	56,000,000	198,000,000	0
Restricted stock awards, forfeited	(10,833,333)	0	(1,227,788)
Restricted stock awards, vested	(116,166,667)	66,666,659	1,650,000
Restricted stock awards, unvested, ending	61,000,000	132,000,000	666,659
Weighted average grant date fair value, unvested, beginning	$ 0.0115	$ 0.06	$ 0.06
Weighted average grant date fair value, granted	0.0071	0.0115	0
Weighted average grant date fair value, forfeited	0.0080	0	0.06
Weighted average grant date fair value, vested	0.0110	0.0115	0.06
Weighted average grant date fair value, unvested, ending	$ 0.0090	$ 0.0115	$ 0.06